Accrued Expenses (Details Textual) - Junket Agents [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accrued Expenses [Line Items]
Rolling Chip Turnover Percentage	10.00%	12.00%
Percentage of Commission Payable	10.00%	12.00%